Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR® Series Trust
SPDR S&P SmallCap 600 ESG ETF
(the “Fund”)
Supplement dated May 2, 2022 to the Prospectus and Summary Prospectus, each dated January 10, 2022, as may be supplemented from time to time
Effective May 2, 2022, the methodology for the S&P SmallCap 600 ESG Index (the “Index”) has been updated to reflect revised exclusion criteria that cause certain companies to be ineligible for inclusion in the Index. As a result, effective immediately:
1.	“THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 1 of the Prospectus and Summary Prospectus is deleted and replaced with the following:
In seeking to track the performance of the S&P SmallCap 600 ESG Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund’s assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.
The Index is designed to measure the performance of securities meeting certain sustainability criteria (criteria related to ESG factors), while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. The S&P SmallCap 600 Index measures the performance of the small-capitalization segment of the U.S. equity market. Securities eligible for inclusion in the Index comprise all constituents of the S&P SmallCap 600 Index except for:
•	Companies that meet any of the following Business Activity Exclusions, based on levels of involvement or revenue as determined by Sustainalytics:
•	Companies involved in manufacturing tobacco products, supplying tobacco-related products and services, or the distribution and/or retail sale of tobacco products;
•
Companies (i) involved in the core weapon systems of controversial weapons or components/services of the core weapon systems of controversial weapons that are considered tailor-made and essential for the lethal use of the weapon, or (ii) that provide components/services for the core weapon systems of controversial weapons which are either not considered tailor-made or not essential to the lethal use of the weapon (collectively, “controversial weapons companies”) (controversial weapons include, among others, cluster weapons, landmines, biological or chemical weapons, depleted uranium weapons, white phosphorus weapons, or nuclear weapons);

•	Companies involved in the extraction of oil sands;
•
Companies involved in (i) the manufacturing and sale of assault weapons or small arms to civilian customers, small arms to military and/or law enforcement, or key components of small arms; or (ii) the retail and/or distribution of assault weapons or small arms;

•
Companies involved in (i) manufacturing military weapon systems and/or integral, tailor-made components of military weapons, or (ii) providing tailor-made products and/or services that support military weapons; or

•	Companies involved in thermal coal extraction or electricity generation from thermal coal.
•	Companies that hold certain ownership stakes in:
•	Companies involved in manufacturing tobacco products;
•	Controversial weapons companies; or
•	Companies involved in the manufacturing and sale of assault weapons or small arms to civilian customers, small arms to military and/or law enforcement, or key components of small arms.
•
Companies that are classified by Sustainalytics to be non‑compliant with the United Nations Global Compact (“UNGC”) principles (“Non‑Compliant UNGC Companies”), which is a classification given to companies that do not act in accordance with UNGC principles and their associated standards, conventions, and treaties;

•
Companies that have an S&P Dow Jones Indices (“DJI”) ESG Score, as assigned by SAM, that falls within the worst 25% of scores from each Global Industry Classification Standard (GICS) industry group in the underlying universe of companies eligible for inclusion in the Index (the “Investment Universe”), and those that fall within the worst 10% of scores in the Investment Universe, so long as 75% of the weight of the Investment Universe remains eligible; or

•
Companies that do not have (i) Sustainalytics coverage for determining tobacco-, controversial weapons-, oil sands-, small arms-, military weapons- and thermal coal-related involvement or compliance with UNGC principles; or (ii) an S&P DJI ESG Score.

S&P DJI ESG Scores are assigned by SAM, an ESG scoring business unit of S&P Global Inc. (an affiliate of the Index Provider (defined below)), using its Corporate Sustainability Assessment, which is an annual evaluation of a company, based on ESG factors that SAM determines are financially material to the company, relative to its industry peer companies as determined by SAM.
After implementing the exclusion criteria described above, the remaining companies are then ranked based on their S&P DJI ESG Score. For each GICS industry group, companies are selected for inclusion in the Index primarily in decreasing order of S&P DJI ESG Score until approximately 75% of the float adjusted market capitalization of the industry group is reached.
The Index is float-adjusted market capitalization weighted. A company’s float-adjusted market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares. The Index is reconstituted and rebalanced annually on the last business day in April. In addition, on the last business day of July, October and January, companies in the Index found to be Non‑Compliant UNGC Companies or that meet a Business Activity Exclusion as of the last business day of the previous month will be removed from the Index. In addition, between Index rebalances, Index constituents may be removed from the Index for their involvement in economic crime and corruption, fraud, illegal commercial practices, human rights abuses, labor disputes, workplace safety catastrophic accidents, environmental disasters, and certain other activities associated with environmental, social and governance risks. Any companies removed from the Index on account of such activities are not eligible for inclusion in the Index until one full calendar year from the next rebalancing of the Index. As of May 2, 2022, a significant portion of the Fund comprised companies in the financial and industrial sectors, although this may change from time to time. As of May 2, 2022, the Index comprised 408 stocks.
The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
2.
The “Technology Sector Risk” discussion in (i) the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section beginning on page 2 of the Prospectus and page 3 of the Summary Prospectus, and (ii) the “ADDITIONAL RISK INFORMATION” section beginning on page 8 of the Prospectus, is deleted.

SPDR S&P SmallCap 600 ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SPDR® Series Trust
SPDR S&P SmallCap 600 ESG ETF
(the “Fund”)
Supplement dated May 2, 2022 to the Prospectus and Summary Prospectus, each dated January 10, 2022, as may be supplemented from time to time
Effective May 2, 2022, the methodology for the S&P SmallCap 600 ESG Index (the “Index”) has been updated to reflect revised exclusion criteria that cause certain companies to be ineligible for inclusion in the Index. As a result, effective immediately:
1.	“THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 1 of the Prospectus and Summary Prospectus is deleted and replaced with the following:
In seeking to track the performance of the S&P SmallCap 600 ESG Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund’s assets in a subset of securities in the Index or may invest the Fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.
Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). In seeking to track the Index, the Fund’s assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.
The Index is designed to measure the performance of securities meeting certain sustainability criteria (criteria related to ESG factors), while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. The S&P SmallCap 600 Index measures the performance of the small-capitalization segment of the U.S. equity market. Securities eligible for inclusion in the Index comprise all constituents of the S&P SmallCap 600 Index except for:
•	Companies that meet any of the following Business Activity Exclusions, based on levels of involvement or revenue as determined by Sustainalytics:
•	Companies involved in manufacturing tobacco products, supplying tobacco-related products and services, or the distribution and/or retail sale of tobacco products;
•
Companies (i) involved in the core weapon systems of controversial weapons or components/services of the core weapon systems of controversial weapons that are considered tailor-made and essential for the lethal use of the weapon, or (ii) that provide components/services for the core weapon systems of controversial weapons which are either not considered tailor-made or not essential to the lethal use of the weapon (collectively, “controversial weapons companies”) (controversial weapons include, among others, cluster weapons, landmines, biological or chemical weapons, depleted uranium weapons, white phosphorus weapons, or nuclear weapons);

•	Companies involved in the extraction of oil sands;
•
Companies involved in (i) the manufacturing and sale of assault weapons or small arms to civilian customers, small arms to military and/or law enforcement, or key components of small arms; or (ii) the retail and/or distribution of assault weapons or small arms;

•
Companies involved in (i) manufacturing military weapon systems and/or integral, tailor-made components of military weapons, or (ii) providing tailor-made products and/or services that support military weapons; or

•	Companies involved in thermal coal extraction or electricity generation from thermal coal.
•	Companies that hold certain ownership stakes in:
•	Companies involved in manufacturing tobacco products;
•	Controversial weapons companies; or
•	Companies involved in the manufacturing and sale of assault weapons or small arms to civilian customers, small arms to military and/or law enforcement, or key components of small arms.
•
Companies that are classified by Sustainalytics to be non‑compliant with the United Nations Global Compact (“UNGC”) principles (“Non‑Compliant UNGC Companies”), which is a classification given to companies that do not act in accordance with UNGC principles and their associated standards, conventions, and treaties;

•
Companies that have an S&P Dow Jones Indices (“DJI”) ESG Score, as assigned by SAM, that falls within the worst 25% of scores from each Global Industry Classification Standard (GICS) industry group in the underlying universe of companies eligible for inclusion in the Index (the “Investment Universe”), and those that fall within the worst 10% of scores in the Investment Universe, so long as 75% of the weight of the Investment Universe remains eligible; or

•
Companies that do not have (i) Sustainalytics coverage for determining tobacco-, controversial weapons-, oil sands-, small arms-, military weapons- and thermal coal-related involvement or compliance with UNGC principles; or (ii) an S&P DJI ESG Score.

S&P DJI ESG Scores are assigned by SAM, an ESG scoring business unit of S&P Global Inc. (an affiliate of the Index Provider (defined below)), using its Corporate Sustainability Assessment, which is an annual evaluation of a company, based on ESG factors that SAM determines are financially material to the company, relative to its industry peer companies as determined by SAM.
After implementing the exclusion criteria described above, the remaining companies are then ranked based on their S&P DJI ESG Score. For each GICS industry group, companies are selected for inclusion in the Index primarily in decreasing order of S&P DJI ESG Score until approximately 75% of the float adjusted market capitalization of the industry group is reached.
The Index is float-adjusted market capitalization weighted. A company’s float-adjusted market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares. The Index is reconstituted and rebalanced annually on the last business day in April. In addition, on the last business day of July, October and January, companies in the Index found to be Non‑Compliant UNGC Companies or that meet a Business Activity Exclusion as of the last business day of the previous month will be removed from the Index. In addition, between Index rebalances, Index constituents may be removed from the Index for their involvement in economic crime and corruption, fraud, illegal commercial practices, human rights abuses, labor disputes, workplace safety catastrophic accidents, environmental disasters, and certain other activities associated with environmental, social and governance risks. Any companies removed from the Index on account of such activities are not eligible for inclusion in the Index until one full calendar year from the next rebalancing of the Index. As of May 2, 2022, a significant portion of the Fund comprised companies in the financial and industrial sectors, although this may change from time to time. As of May 2, 2022, the Index comprised 408 stocks.
The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
2.
The “Technology Sector Risk” discussion in (i) the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section beginning on page 2 of the Prospectus and page 3 of the Summary Prospectus, and (ii) the “ADDITIONAL RISK INFORMATION” section beginning on page 8 of the Prospectus, is deleted.